Cover Page	12 Months Ended
Dec. 31, 2023 shares
Document Information
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2023
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Entity Registrant Name	RELX PLC
Entity Central Index Key	0000929869
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding	1,881,531,883
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Entity Shell Company	false
Entity Interactive Data Current	Yes
Entity File Number	1-13334
Entity Incorporation, State or Country Code	X0
Entity Address, Address Line One	1-3 Strand
Entity Address, City or Town	London
Entity Address, Country	GB
Entity Address, Postal Zip Code	WC2N 5JR
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Registration Statement	false
Document Accounting Standard	International Financial Reporting Standards
Document Financial Statement Error Correction [Flag]	false
Auditor Firm ID	1438
Auditor Name	Ernst & Young LLP
Auditor Location	London, United Kingdom
Business Contact
Document Information
Entity Address, Address Line One	Company Secretary
Entity Address, City or Town	London
Entity Address, Country	GB
Entity Address, Postal Zip Code	WC2N 5JR
Contact Personnel Name	Henry Udow
Entity Address, Address Line Two	RELX PLC
Entity Address, Address Line Three	1-3 Strand
Contact Personnel Fax Number	+44 20 7166 5500
Contact Personnel Email Address	henry.udow@relx.com
American Depositary Shares
Document Information
Title of 12(b) Security	American Depositary Shares(each representing one RELX PLC ordinary share)
Security Exchange Name	NYSE
Trading Symbol	RELX
Ordinary shares
Document Information
Title of 12(b) Security	Ordinary shares of 14 51/116p each(the “RELX PLC ordinary shares”)
Security Exchange Name	NYSE
No Trading Symbol Flag	true
1.300% Guaranteed Notes due 2025
Document Information
Title of 12(b) Security	1.300% Guaranteed Notes due 2025
Security Exchange Name	NYSE
Trading Symbol	RELX/25
4.000% Guaranteed Notes due 2029
Document Information
Title of 12(b) Security	4.000% Guaranteed Notes due 2029
Security Exchange Name	NYSE
Trading Symbol	RELX/29
3.000% Guaranteed Notes due 2030
Document Information
Title of 12(b) Security	3.000% Guaranteed Notes due 2030
Security Exchange Name	NYSE
Trading Symbol	RELX/30
4.750% Guaranteed Notes due 2032
Document Information
Title of 12(b) Security	4.750% Guaranteed Notes due 2032
Security Exchange Name	NYSE
Trading Symbol	RELX/32